COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Annual Lease Term minimum		2 years
Annual Lease Term maximum		3 years
Optioin to extend description		On April 2, 2021, the Company negotiated a 3-year extension to the existing lease term
Description Of Lease Contract		In January 2011, the Company entered into a lease with Concourse Associates, LLC for its headquarters in Morrisville, North Carolina (the “Prior Lease”). On April 2, 2021, the Company negotiated a 3-year extension to the existing lease term, commencing July 1, 2021 (the “Commencement Date”).
Annual Base Rent Increased		$ 125,034
Percentage Of Annual Increase In Rent	2.50%	2.50%
Simdax License Agreement [Member]
Grant paid to canadian authority		$ 1,000,000.0
Grant paid to authority		2,000,000.0
Non refundable up front payment		1,000,000.0
Non-refundable commercialization milestone payment		$ 13,000,000.0
Lease Term Period		10 years